Benefit Plans and Stock-Based Compensation - Summary of Stock Option Plans (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 30, 2013	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	624,618	624,618	496,118	323,086	307,761
Options outstanding and exercisable Weighted average exercise price	$ 1.18	$ 1.18	$ 1.26	$ 1.39	$ 2.37
Mayors Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	9,081	9,081	217,746	224,240	269,265
Options outstanding and exercisable Weighted average remaining life (years)	1 year 9 months 18 days	1 year 9 months 18 days
Options outstanding and exercisable Weighted average exercise price	$ 7.18	$ 7.18	$ 6.06	$ 7.40	$ 11.55
Mayors Stock Option Plan [Member] | Exercise Prices ($ 1.05) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Upper limit		$ 1.05
Number outstanding	1,260	1,260
Options outstanding and exercisable Weighted average remaining life (years)		7 years
Options outstanding and exercisable Weighted average exercise price	$ 1.05	$ 1.05
Mayors Stock Option Plan [Member] | Exercise Prices ($ 6.00 - 9.00) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower limit		$ 6.00
Range of exercise price, Upper limit		$ 9.00
Number outstanding	7,821	7,821
Options outstanding and exercisable Weighted average remaining life (years)		1 year
Options outstanding and exercisable Weighted average exercise price	$ 8.16	$ 8.16